FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 28, 2019
Components of the gains (losses), before taxes, recognized in Accumulated other comprehensive loss related to cash flow hedge contracts

(In millions)	2019	2018	2017
Foreign exchange contracts	$1.4	$1.0	$(2.2)
Commodity contracts	(.8)	.4	(.6)
	$.6	$1.4	$(2.8)

Components of the net gains (losses) recognized in income related to other derivative instruments, which are not designated as hedging instruments

(In millions)	Statements of Income Location	2019	2018	2017
Foreign exchange contracts	Cost of products sold	$(1.5)	$4.5	$(1.2)
Foreign exchange contracts	Marketing, general and administrative expense	3.5	(27.0)	(42.9)
		$2.0	$(22.5)	$(44.1)

Components of the gain (loss), before tax, recognized in Accumulated other comprehensive loss related to the net investment hedge

(In millions)	2019	2018	2017
Foreign currency denominated debt	$6.8	$1.3	$(63.7)

Cash Flow Hedging
Fair value and balance sheet locations of derivatives

	Asset			Liability
(In millions)	Balance Sheet Location	2019	2018	Balance Sheet Location	2019	2018
Foreign exchange contracts	Other current assets	$.4	$.5	Other current liabilities	$.9	$.8
Commodity contracts	Other current assets	—	.1	Other current liabilities	.4	—
		$.4	$.6		$1.3	$.8

Other Derivatives
Fair value and balance sheet locations of derivatives

	Asset			Liability
(In millions)	Balance Sheet Location	2019	2018	Balance Sheet Location	2019	2018
Foreign exchange contracts	Other current assets	$4.8	$3.0	Other current liabilities	$4.7	$7.9